                                                       Mutual of America
                                                       Institutional Funds, Inc.



                               SEMI-ANNUAL REPORT


                                ALL AMERICA FUND
                                   BOND FUND
                               MONEY MARKET FUND

                                 JUNE 30, 1998


   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            PAGE
                                                                            ----
 President's Message.......................................................   1
 Performance Graphs........................................................   2
 Portfolio of Investments in Securities:
   All America Fund........................................................   4
   Bond Fund...............................................................  12
   Money Market Fund.......................................................  14
 Statement of Assets and Liabilities.......................................  15
 Statement of Operations...................................................  16
 Statements of Changes in Net Assets.......................................  17
 Financial Highlights......................................................  18
 Notes to Financial Statements.............................................  19

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

  We are pleased to provide Mutual of America Institutional Funds' semi-annual report to shareholders. The All America Fund and the Bond Fund commenced operations on May 1, 1996 and the Money Market Fund commenced on May 1, 1997. These funds are designed principally as investment vehicles for endowments, foundations and other institutional investors. The investment philosophy of the funds is modeled after similarly named funds available under annuity contracts and variable universal life insurance policies issued by Mutual of America Life Insurance Company and The American Life Insurance Company of New York.

  The U.S. economy grew at a slower pace during the first half of 1998 compared to the rapid growth of 1997. The Asian financial crisis and the General Motors strike have already impacted the second half of the year.

  The equity market has already given back part of the tremendous gains of this year. It will continue to experience higher levels of volatility as investors vacillate between concerns over earnings and their seemingly unfailing desire to be in the market. Inflation should remain moderate as commodity prices remain low and competitively priced imports limit the pricing power of producers.

  The bond market should continue to benefit from the reduced pace of the U.S. economy and the flight to quality pushed by the Asian financial difficulties. Overall, the bond market should remain strong.

  The total return performance of each fund for the six months ended June 30, 1998 was as follows:

       All America Fund.................................................. +14.2%
       Bond Fund......................................................... + 3.9%
       Money Market Fund................................................. + 2.7%

  All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

  On the pages which immediately follow are brief presentations and graphs for the All America Fund and Bond Fund which illustrate each fund's respective:

  . Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

  . Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

  . Historical performance compared with appropriate indexes.

  The portfolios of each fund and financial statements are presented in the pages which then follow.

  We look forward to participating productively in the equity, fixed income and money markets throughout the second half of 1998.

                                     Sincerely,

                                     /s/ Dolores J. Morrissey
                                     Dolores J. Morrissey
                                     Chairman of the Board and President,
                                     Mutual of America Institutional Funds, Inc.

                               ALL AMERICA FUND

  The All America Fund's investment objective is to outperform the Standard & Poor's 500 (the "S&P 500") by providing a diversified portfolio of assets with diversified management and a broad exposure to the market. It is comprised of several distinct segments which have specifically defined roles. The largest segment (approximately 60%) attempts to reflect the performance of the S&P
500. Four actively managed segments, managed by three subadvisors and Mutual of America Capital Management Corporation, each consisting of approximately 10% of the portfolio's total assets, comprised the remainder of the Fund. These segments concentrate in the following areas: small cap value, small cap growth, large cap value and mid to large cap growth.

  For the 12 months ended June 30, 1998, the Fund's total return of 23.3% was below that of the S&P 500, which returned 30.2%. The performance of the All America Fund in relation to the index was hindered by the overall laggard performance experienced by smaller capitalized companies which comprised approximately half of the actively managed assets of this fund.

                             [GRAPH APPEARS HERE]

                       GROWTH OF A $10,000 INVESTMENT

                       All America Fund      S & P 500 Index

          5/96             $10,000              $10,000
          6/96             $10,103              $10,301
          6/97             $12,883              $13,875
          6/98             $15,882              $18,060


==============================================    ==============================================
               ALL AMERICA FUND                                   S & P 500 INDEX
               ----------------                                   ---------------
Period           Growth         Total Return      Period           Growth         Total Return
Ended              of         Cumu-    Average    Ended              of         Cumu-    Average
6/30/98          $10,000      lative   Annual     6/30/98          $10,000      lative   Annual
----------------------------------------------    ----------------------------------------------
1 Year           $12,328      23.3%    23.3%      1 Year           $13,016      30.2%    30.2%
Since 5/1/96                                      Since 5/1/96
(Inception)      $15,882      58.8%    23.8%      (Inception)      $18,060      80.6%    31.4%
==============================================    ==============================================


  The line representing the performance return of the All America Fund includes expenses (such as transaction costs, management fees and net operating expense) that reduce returns, while the performance return line of the index does not.

                               MONEY MARKET FUND

  The Money Market Fund's total return for the 12-month period ended June 30, 1998 was 5.4%, versus the Salomon Brothers three-month Treasury Bill Index which returned 5.2% for the same period. The seven-day annualized effective yield as of 8/18/98 is 5.33%. As with all past performance reportings, this yield is not necessarily indicative of future actual yields.

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded investment grade debt securities. The performance of the Bond Fund for the 12 months ended June 30, 1998 was 10.6%, versus the Lehman Brothers Government/Corporate Index, which returned 11.3% for the same period.

                             [GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT

                                             Lehman Brothers
                        Bond Fund         Gov't./Corp Bond Index
                        ---------         ----------------------
              5/96       $10,000                 $10,000
              6/96       $10,074                 $10,116
              6/97       $10,748                 $10,900
              6/98       $11,884                 $12,129


==============================================     ==============================================
                BOND FUND                              LEHMAN BROS. GOV'T./CORP. BOND INDEX
                ---------                              ------------------------------------
Period           Growth         Total Return       Period           Growth         Total Return
Ended              of         Cumu-    Average     Ended              of         Cumu-    Average
6/30/98          $10,000      lative   Annual      6/30/98          $10,000      lative   Annual
----------------------------------------------     ----------------------------------------------
1 Year           $11,056      10.6%    10.6%       1 Year           $11,128      11.3%    11.3%
Since 5/1/96                                       Since 5/1/96
(Inception)      $11,884      18.8%     8.3%       (Inception)      $12,129      21.3%     9.3%
==============================================     ==============================================


  The line representing the performance return of the Bond Fund includes expenses (such as transaction costs, management fees and net operating expense) that reduce returns, while the performance return line of the index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                                SHARES  VALUE
                                                                ------ --------
INDEXED ASSETS:
Common Stocks
 3Com Corp. ................................................... 1,586  $ 48,670
 Abbott Laboratories........................................... 6,893   281,751
 Adobe Systems, Inc. ..........................................   307    13,028
 Advanced Micro Devices, Inc. .................................   631    10,766
 Aeroquip-Vickers, Inc. .......................................   126     7,355
 Aetna, Inc. ..................................................   650    49,481
 Ahmanson (H.F.) & Co. ........................................   490    34,790
 Air Products & Chemicals, Inc. ............................... 1,054    42,160
 AirTouch Communications, Inc. ................................ 2,556   149,366
 Alberto-Culver Co. Cl B.......................................   251     7,279
 Albertson's, Inc. ............................................ 1,101    57,045
 Alcan Aluminum Ltd............................................ 1,017    28,094
 Allegheny Teledyne Inc........................................   876    20,038
 Allergan, Inc. ...............................................   291    13,495
 AlliedSignal, Inc. ........................................... 2,536   112,535
 Allstate Corp. ............................................... 1,875   171,679
 Alltel Corp. .................................................   837    38,920
 Aluminum Co. of America.......................................   752    49,585
 Alza Corp. ...................................................   381    16,478
 Amerada Hess Corp. ...........................................   411    22,322
 Ameren Corporation............................................   658    26,155
 American Electric Power, Inc. ................................   848    38,478
 American Express Co. ......................................... 2,059   234,726
 American General Corp. ....................................... 1,135    80,797
 American Greetings Corp. Cl A.................................   337    17,165
 American Home Products Corp. ................................. 5,862   303,358
 American Int'l. Group, Inc. .................................. 3,124   456,104
 American Stores Co. .......................................... 1,220    29,508
 Ameritech Corp. .............................................. 4,906   220,156
 Amgen, Inc. .................................................. 1,135    74,200
 Amoco Corp. .................................................. 4,285   178,363
 Amp, Inc. ....................................................   984    33,825
 AMR Corp. ....................................................   824    68,598
 Anadarko Petroleum Corp. .....................................   267    17,939
 Andrew Corp. .................................................   404     7,297
 Anheuser-Busch Cos., Inc. .................................... 2,170   102,396
 Aon Corp. ....................................................   749    52,617
 Apache Corp. .................................................   405    12,757
 Apple Computer, Inc. .........................................   596    17,097
 Applied Materials, Inc. ...................................... 1,634    48,203
 Archer-Daniels-Midland Co. ................................... 2,557    49,541
 Armco, Inc. ..................................................   480     3,060
 Armstrong World Inds., Inc. ..................................   183    12,329
 Asarco, Inc. .................................................   189     4,205
 Ascend Communications, Inc. ..................................   861    42,673
 Ashland Inc. .................................................   335    17,294
 Associates First Capital Corp. ............................... 1,553   119,386
 AT&T Corp. ................................................... 7,253   414,327
 Atlantic Richfield Co. ....................................... 1,437   112,265
 Autodesk, Inc. ...............................................   215     8,304
 Automatic Data Processing, Inc................................ 1,337    97,433
 AutoZone, Inc. ...............................................   677    21,621
 Avery Dennison Corp. .........................................   524    28,165
 Avon Products, Inc. ..........................................   593    45,957
 Baker Hughes Inc. ............................................   756    26,129
 Ball Corp. ...................................................   135     5,425
 Baltimore Gas & Electric Co. .................................   662    20,563
 Banc One Corp. ............................................... 3,134   174,916
 Bank of New York Co., Inc. ................................... 1,689   102,501
 BankAmerica Corp. ............................................ 3,049   263,547
 BankBoston Corp. ............................................. 1,306    72,646
 Bankers Trust New York Corp. .................................   449    52,112
 Bard (C.R.), Inc. ............................................   257     9,782
 Barrick Gold Corp. ........................................... 1,670    32,043

                                                                SHARES  VALUE
                                                                ------ --------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Battle Mountain Gold Co. .....................................  1,029 $  6,109
 Bausch & Lomb, Inc. ..........................................    248   12,431
 Baxter International Inc. ....................................  1,252   67,373
 Bay Networks, Inc. ...........................................    983   31,701
 BB & T Corp. .................................................    638   43,144
 Becton Dickinson & Co. .......................................    547   42,460
 Bell Atlantic Corp. ..........................................  6,932  316,272
 BellSouth Corp. ..............................................  4,421  296,759
 Bemis Co. ....................................................    238    9,728
 Beneficial Corp. .............................................    238   36,458
 Bestfoods.....................................................  1,286   74,668
 Bethlehem Steel Corp. ........................................    505    6,280
 Biomet, Inc. .................................................    499   16,498
 Black & Decker Corp. .........................................    423   25,803
 Block (H. & R.), Inc. ........................................    466   19,630
 Boeing Co. ...................................................  4,512  201,066
 Boise Cascade Corp. ..........................................    249    8,154
 Boston Scientific Corp. ......................................    870   62,313
 Briggs & Stratton Corp. ......................................    114    4,267
 Bristol-Myers Squibb Co. .....................................  4,445  510,897
 Brown-Forman Corp. Cl B.......................................    309   19,853
 Browning-Ferris Inds., Inc. ..................................    822   28,564
 Brunswick Corp. ..............................................    445   11,013
 Burlington Northern Santa Fe..................................    697   68,436
 Burlington Resources, Inc. ...................................    789   33,976
 Cabletron Systems, Inc. ......................................    707    9,500
 Campbell Soup Co. ............................................  2,028  107,737
 Cardinal Health, Inc. ........................................    486   45,562
 Carolina Power & Light Co. ...................................    678   29,408
 Case Corp. ...................................................    334   16,115
 Caterpillar, Inc. ............................................  1,637   86,556
 CBS Corp. ....................................................  3,182  101,028
 Cendant Corporation...........................................  3,801   79,345
 Centex Corp. .................................................    260    9,815
 Central & South West Corp. ...................................    951   25,558
 Ceridian Corp. ...............................................    324   19,035
 Champion International Corp. .................................    430   21,150
 Charles Schwab Corp. .........................................  1,186   38,545
 Chase Manhattan Corp. ........................................  3,811  287,730
 Chevron Corp. ................................................  2,921  242,625
 Chrysler Corp. ...............................................  2,883  162,529
 Chubb Corp. ..................................................    763   61,326
 CIGNA Corp. ..................................................    962   66,378
 Cincinnati Financial Corp.....................................    738   28,320
 Cincinnati Milacron, Inc. ....................................    179    4,351
 Cinergy Corp. ................................................    707   24,745
 Circuit City Group, Inc. .....................................    441   20,671
 Cisco Systems, Inc. ..........................................  4,553  419,160
 Citicorp......................................................  2,016  300,888
 Clear Channel Communications..................................    554   60,455
 Clorox Co. ...................................................    463   44,158
 Coastal Corp. (The)...........................................    475   33,160
 Coca-Cola Co. ................................................ 11,027  942,808
 Colgate-Palmolive Co. ........................................  1,326  116,688
 Columbia Energy Group.........................................    372   20,692
 Columbia/HCA Healthcare Corp. ................................  2,903   84,549
 Comcast Corp. Cl A............................................  1,647   66,857
 Comerica, Inc. ...............................................    709   46,971
 Compaq Computer Corp. ........................................  7,403  210,047
 Computer Associates Intl., Inc................................  2,446  135,905
 Computer Sciences Corp. ......................................    692   44,288
 Conagra, Inc. ................................................  2,120   67,177
 Conseco, Inc. ................................................    842   39,363
 Consolidated Edison, Inc. ....................................  1,053   48,503

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                                SHARES  VALUE
                                                                ------ --------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Consolidated Natural Gas Co. .................................    427 $ 25,139
 Consolidated Stores Corp. ....................................    500   18,125
 Cooper Industries.............................................    547   30,050
 Cooper Tire & Rubber Co. .....................................    353    7,280
 Coors (Adolph) Co. Cl B.......................................    166    5,644
 Corning Inc. .................................................  1,034   35,931
 Costco Co.....................................................    952   60,035
 Countrywide Credit Industries.................................    480   24,360
 Crane Co. ....................................................    206   10,003
 Crown Cork & Seal Co., Inc. ..................................    575   27,312
 CSX Corp. ....................................................    976   44,408
 Cummins Engine, Inc. .........................................    171    8,763
 CVS Corp. ....................................................  1,710   66,583
 Cyprus Amax Minerals Co. .....................................    419    5,551
 Dana Corp. ...................................................    468   25,038
 Darden Restaurants, Inc. .....................................    686   10,890
 Data General Corp. ...........................................    214    3,196
 Dayton-Hudson Corp. ..........................................  1,950   94,575
 Deere & Co. (Del.)............................................  1,130   59,748
 Dell Computer Corp. ..........................................  2,876  266,928
 Delta Air Lines, Inc. ........................................    329   42,523
 Deluxe Corp. .................................................    369   13,214
 Dillard's Inc.  Cl A..........................................    501   20,760
 Disney (Walt) Company (The)...................................  3,044  319,810
 Dominion Resources, Inc. .....................................    865   35,248
 Donnelley (R.R.) & Sons Co. ..................................    656   30,012
 Dover Corp. ..................................................    996   34,113
 Dow Chemical Company..........................................  1,005   97,170
 Dow Jones & Co., Inc. ........................................    430   23,972
 Dresser Industries, Inc. .....................................    785   34,589
 DSC Communications Corp. .....................................    526   15,780
 DTE Energy Co. ...............................................    650   26,243
 Dun & Bradstreet Corp. .......................................    764   27,504
 Du Pont (E.I.) De Nemours.....................................  5,040  376,110
 Duke Energy Corp. ............................................  1,613   95,570
 Eastern Enterprises...........................................     91    3,901
 Eastman Chemical Co. .........................................    351   21,849
 Eastman Kodak Co. ............................................  1,441  105,283
 Eaton Corp. ..................................................    322   25,035
 Echlin, Inc. .................................................    283   13,884
 Ecolab Inc. ..................................................    580   17,980
 Edison International..........................................  1,618   47,832
 EG&G, Inc. ...................................................    205    6,150
 EMC Corp. ....................................................  2,212   99,125
 Emerson Electric Co. .........................................  1,987  119,965
 Engelhard Corp. ..............................................    647   13,101
 Enron Corp. ..................................................  1,472   79,580
 Entergy Corp. ................................................  1,081   31,078
 Equifax Inc. .................................................    676   24,547
 Exxon Corp. .................................................. 10,927  779,231
 FDX Corp. ....................................................    654   41,038
 Federated Department Stores...................................    937   50,422
 FHLMC.........................................................  3,030  142,599
 Fifth Third Bancorp...........................................  1,036   65,268
 First Chicago NBD Corp. ......................................  1,282  113,617
 First Data Corp. .............................................  1,994   66,425
 First Union Corp. ............................................  4,329  252,164
 FirstEnergy Corp..............................................    984   30,258
 Fleet Financial Group, Inc. ..................................  1,269  105,961
 Fleetwood Enterprises, Inc. ..................................    161    6,440
 Fluor Corp. ..................................................    376   19,176
 FMC Corp. ....................................................    167   11,387
 FNMA..........................................................  4,630  281,272
 Ford Motor Co.  (U.S.A.)......................................  5,417  319,603

                                                              SHARES   VALUE
                                                              ------ ----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Fort James Corp of Virginia.................................    984 $   43,788
 Fortune Brands, Inc. .......................................    768     29,520
 Foster Wheeler Corp. .......................................    182      3,901
 FPL Group, Inc. ............................................    816     51,408
 Franklin Resources, Inc. ...................................  1,133     61,182
 Freeport-McMoran Copper Cl B................................    891     13,532
 Frontier Corp. .............................................    736     23,184
 Fruit of the Loom, Inc. ....................................    328     10,885
 Gannett Co., Inc. ..........................................  1,270     90,249
 Gap, Inc. (The).............................................  1,756    108,213
 Gateway 2000, Inc. .........................................    694     35,133
 General Dynamics Corp. .....................................    560     26,040
 General Electric Co. ....................................... 14,549  1,323,959
 General Instrument Corp. ...................................    660     17,943
 General Mills, Inc. ........................................    717     49,024
 General Motors Corp. .......................................  2,985    199,435
 General Re Corp. ...........................................    342     86,697
 General Signal Corp. .......................................    196      7,056
 Genuine Parts Co. ..........................................    807     27,891
 Georgia-Pacific (Timber Group)..............................    410     24,164
 Giant Food, Inc. ...........................................    269     11,583
 Gillette Co. ...............................................  5,016    284,344
 Golden West Financial Corp. ................................    254     27,003
 Goodrich (B.F.) Co. ........................................    342     16,971
 Goodyear Tire & Rubber Co. .................................    699     45,041
 GPU, Inc. ..................................................    569     21,515
 Grainger (W.W.), Inc. ......................................    446     22,216
 Great Atl. & Pac. Tea Co. ..................................    171      5,653
 Great Lakes Chemical Corp. .................................    268     10,569
 Green Tree Financial Corp. .................................    609     26,072
 GTE Corp. ..................................................  4,285    238,353
 Guidant Corp. ..............................................    664     47,351
 Halliburton Co. ............................................  1,174     52,316
 Harcourt General, Inc. .....................................    317     18,861
 Harnischfeger Industries, Inc. .............................    221      6,257
 Harrah's Entertainment, Inc. ...............................    452     10,509
 Harris Corp. ...............................................    356     15,908
 Hartford Financial Svcs. Gp., Inc. .........................    529     60,504
 Hasbro, Inc. ...............................................    597     23,469
 HBO & Co. ..................................................  1,919     67,644
 HealthSouth Corp. ..........................................  1,765     47,103
 Heinz (H.J.) Co. ...........................................  1,655     92,886
 Helmerich & Payne, Inc. ....................................    224      4,984
 Hercules, Inc. .............................................    433     17,807
 Hershey Foods Corp. ........................................    640     44,160
 Hewlett-Packard Co. ........................................  4,626    276,981
 Hilton Hotels Corp. ........................................  1,120     31,920
 Home Depot, Inc. ...........................................  3,271    271,697
 Homestake Mining Co. .......................................    946      9,814
 Honeywell, Inc. ............................................    571     47,714
 Household International, Inc. ..............................  1,437     71,490
 Houston Industries, Inc. ...................................  1,320     40,755
 Humana, Inc. ...............................................    734     22,891
 Huntington Bancshares, Inc. ................................    813     27,235
 Ikon Office Solutions.......................................    595      8,664
 Illinois Tool Works, Inc. ..................................  1,118     74,556
 Inco Ltd....................................................    748     10,191
 Ingersoll Rand Co. .........................................    743     32,738
 Inland Steel, Inc. .........................................    219      6,173
 Intel Corp. ................................................  7,574    561,422
 International Paper Co. ....................................  1,355     58,265
 Interpublic Group of Cos., Inc..............................    609     36,958
 Intl. Business Machines Corp. ..............................  4,211    483,475
 Intl. Flavors & Fragrances..................................    490     21,284

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                              SHARES   VALUE
                                                              ------ ----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 ITT Industries, Inc. .......................................    531 $   19,846
 Jefferson-Pilot Corp. ......................................    475     27,520
 Johnson & Johnson...........................................  6,005    442,868
 Johnson Controls, Inc. .....................................    375     21,445
 Jostens, Inc. ..............................................    176      4,202
 Kaufman & Broad Home Corp. .................................    174      5,524
 Kellogg Co. ................................................  1,849     69,453
 Kerr-McGee Corp. ...........................................    214     12,385
 KeyCorp.....................................................  1,946     69,326
 Kimberly Clark Corp. .......................................  2,487    114,091
 King World Productions, Inc. ...............................    330      8,415
 KLA Tencor Corporation......................................    375     10,382
 Kmart Corp. ................................................  2,182     42,003
 Knight-Ridder, Inc. ........................................    379     20,868
 Kroger Corp. ...............................................  1,140     48,877
 Laidlaw, Inc. ..............................................  1,473     17,952
 Lehman Brothers Holdings, Inc. .............................    529     41,030
 Lilly (Eli) & Co. ..........................................  4,945    326,679
 Limited (The), Inc. ........................................  1,010     33,456
 Lincoln National Corp. .....................................    457     41,758
 Liz Claiborne, Inc. ........................................    300     15,675
 Lockheed Martin Corp. ......................................    869     92,005
 Loews Corp. ................................................    515     44,869
 Longs Drug Stores, Inc. ....................................    176      5,082
 Louisiana-Pacific Corp. ....................................    490      8,942
 Lowe's Companies, Inc. .....................................  1,558     63,196
 LSI Logic Corp. ............................................    636     14,667
 Lucent Technologies, Inc. ..................................  5,859    487,395
 Mallinckrodt, Inc. .........................................    329      9,767
 Manor Care, Inc. ...........................................    285     10,954
 Marriott International, Inc. ...............................  1,170     37,878
 Marsh & McLennan Cos., Inc. ................................  1,133     68,445
 Masco Corp. ................................................    759     45,919
 Mattel, Inc. ...............................................  1,302     55,090
 May Department Stores Co. ..................................  1,042     68,251
 Maytag Corp. ...............................................    426     21,033
 MBIA Inc. ..................................................    438     32,795
 MBNA Corp. .................................................  2,245     74,085
 McDermott International, Inc. ..............................    271      9,332
 McDonald's Corp. ...........................................  3,070    211,830
 McGraw-Hill Cos., Inc. .....................................    443     36,132
 MCI Communications Corp. ...................................  3,235    188,034
 Mead Corp. .................................................    468     14,859
 MediaOne Group, Inc. .......................................  2,717    119,378
 Medtronic, Inc. ............................................  2,095    133,556
 Mellon Bank Corp. ..........................................  1,162     80,904
 Mercantile Bancorporation...................................    583     29,368
 Mercantile Stores, Inc. ....................................    165     13,024
 Merck & Co., Inc. ..........................................  5,338    713,957
 Meredith Corp. .............................................    240     11,265
 Merrill Lynch & Co., Inc. ..................................  1,545    142,526
 MGIC Investment Corp........................................    511     29,158
 Micron Technology, Inc. ....................................    944     23,423
 Microsoft Corp. ............................................ 11,004  1,192,558
 Millipore Corp. ............................................    195      5,313
 Minnesota Mining & Mfg. Co. ................................  1,807    148,512
 Mirage Resorts, Inc. .......................................    801     17,071
 Mobil Corp. ................................................  3,489    267,344
 Monsanto Co. ...............................................  2,658    148,515
 Moore Corp., Ltd............................................    398      5,273
 Morgan (J.P.) & Co., Inc. ..................................    802     93,934
 Morgan Stanley Dean Witter..................................  2,679    244,793
 Morton International, Inc. .................................    628     15,700
 Motorola, Inc. .............................................  2,668    140,236

                                                                SHARES  VALUE
                                                                ------ --------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 NACCO Industries, Inc. Cl A...................................     37 $  4,782
 Nalco Chemical Co. ...........................................    299   10,502
 National City Corp. ..........................................  1,466  104,086
 National Semiconductor Corp. .................................    751    9,903
 National Service Industries...................................    202   10,276
 NationsBank Corp. ............................................  4,278  327,267
 Navistar International Corp. .................................    327    9,442
 New York Times Co. Cl A.......................................    430   34,077
 Newell Co. ...................................................    713   35,516
 Newmont Mining Corp. .........................................    700   16,537
 Nextel Communications, Inc. ..................................  1,220   30,347
 Niagara Mohawk Power Corp. ...................................    647    9,664
 Nicor, Inc. ..................................................    218    8,747
 Nielsen Media Research........................................    736   46,368
 Nike, Inc. Cl B...............................................  1,294   63,001
 Nordstrom, Inc. ..............................................    346   26,728
 Norfolk Southern Corp. .......................................  1,689   50,353
 Northern States Power Co. ....................................    622   17,804
 Northern Telecom, Ltd.........................................  2,329  132,170
 Northern Tr Corp..............................................    500   38,125
 Northrop Grumman Corp. .......................................    299   30,834
 Norwest Corp. ................................................  3,386  126,551
 Novell, Inc. .................................................  1,564   19,941
 Nucor Corp. ..................................................    394   18,124
 Occidental Petroleum Corp. ...................................  1,640   44,280
 Omnicom Group, Inc. ..........................................    760   37,905
 Oneok, Inc. ..................................................    139    5,542
 Oracle Corp. .................................................  4,347  106,773
 Oryx Energy Co. ..............................................    472   10,443
 Owens Corning.................................................    239    9,754
 Owens Illinois................................................    689   30,832
 Paccar, Inc. .................................................    349   18,235
 PacifiCorp....................................................  1,327   30,023
 Pall Corp. ...................................................    570   11,685
 Parametric Technology Co. ....................................  1,208   32,767
 Parker Hannifin Corp. ........................................    500   19,062
 Peco Energy Co. ..............................................    997   29,099
 Penney (J.C.) Co., Inc. ......................................  1,115   80,628
 Pennzoil Co. .................................................    215   10,884
 Peoples Energy Corp. .........................................    157    6,064
 Pep Boys-Manny, Moe & Jack....................................    283    5,359
 Pepsico, Inc. ................................................  6,658  274,226
 Perkin-Elmer Corp. ...........................................    196   12,188
 Pfizer, Inc. .................................................  5,831  633,756
 PG & E Corp. .................................................  1,708   53,908
 Pharmacia & Upjohn, Inc. .....................................  2,275  104,934
 Phelps Dodge Corp. ...........................................    271   15,497
 Phillip Morris Cos., Inc. .................................... 10,857  427,494
 Phillips Petroleum Co. .......................................  1,180   56,861
 Pioneer Hi-Bred Intl., Inc. ..................................  1,095   45,305
 Pitney Bowes, Inc. ...........................................  1,222   58,808
 Placer Dome, Inc. ............................................  1,109   13,030
 PNC Bank Corp. ...............................................  1,343   72,270
 Polaroid Corp. ...............................................    204    7,254
 Potlatch Corp. ...............................................    130    5,460
 PP&L Resources, Inc. .........................................    740   16,788
 PPG Industries, Inc. .........................................    803   55,858
 Praxair, Inc. ................................................    708   33,143
 Proctor & Gamble Co. .........................................  5,988  545,282
 Progressive Corp. of Ohio.....................................    323   45,543
 Providian Financial Corp. ....................................    420   32,996
 Public Svc. Enterprise Group..................................  1,039   35,780
 Pulte Corp. ..................................................    190    5,676
 Quaker Oats Co. ..............................................    616   33,841

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                                SHARES  VALUE
                                                                ------ --------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Ralston Purina Co. ...........................................   477  $ 55,719
 Raychem Corp. ................................................   390    11,529
 Raytheon Co. ................................................. 1,559    92,175
 Reebok International Ltd......................................   252     6,977
 Republic New York Corp. ......................................   492    30,965
 Reynold's Metals Co. .........................................   330    18,459
 Rite-Aid Corp. ............................................... 1,154    43,347
 Rockwell Intl., Corp. ........................................   878    42,198
 Rohm & Haas Co. ..............................................   276    28,686
 Rowan Cos., Inc. .............................................   388     7,541
 Royal Dutch Petro Co.--NY Shr................................. 9,576   524,884
 Rubbermaid, Inc. .............................................   672    22,302
 Russell Corp. ................................................   163     4,920
 Ryder System, Inc. ...........................................   348    10,983
 Safeco Corp. .................................................   633    28,761
 Sara Lee Corp. ............................................... 2,086   116,685
 SBC Communications, Inc. ..................................... 8,218   328,720
 Schering-Plough Corp. ........................................ 3,283   300,804
 Schlumberger, Ltd............................................. 2,218   151,517
 Scientific-Atlanta, Inc. .....................................   347     8,805
 Seagate Technology, Inc. ..................................... 1,096    26,098
 Seagram, Ltd.................................................. 1,546    63,289
 Sealed Air Corp. New..........................................   369    13,560
 Sears Roebuck & Co. .......................................... 1,755   107,164
 Sempra Energy.................................................   561    15,565
 Service Corp. International................................... 1,127    48,320
 Shared Medical Systems Corp. .................................   112     8,225
 Sherwin-Williams Co. .........................................   774    25,638
 Sigma-Aldrich Corp. ..........................................   449    15,771
 Silicon Graphics, Inc. .......................................   839    10,172
 Snap-On, Inc. ................................................   274     9,932
 Sonat, Inc. ..................................................   484    18,694
 Southern Co. ................................................. 3,094    85,665
 Southwest Airlines Co. .......................................   981    29,062
 Springs Industries, Inc.  Cl A................................    90     4,151
 Sprint Corp. ................................................. 1,929   135,994
 St. Jude Medical, Inc. .......................................   375    13,804
 St. Paul Companies (The)...................................... 1,032    43,408
 Stanley Works.................................................   399    16,583
 State Street Corp.............................................   720    50,040
 Stone Container Corp. ........................................   445     6,953
 Summit Bancorp................................................   800    38,000
 Sun America, Inc. ............................................   874    50,200
 Sun Co., Inc. ................................................   419    16,262
 Sun Microsystems, Inc. ....................................... 1,679    72,931
 Suntrust Banks, Inc. .........................................   945    76,840
 Supervalu, Inc. ..............................................   272    12,070
 Synovus Financial Corp. ...................................... 1,200    28,500
 Sysco Corp. .................................................. 1,534    39,308
 Tandy Corp. ..................................................   474    25,151
 Tektronix, Inc. ..............................................   225     7,959
 Tele-Comm Liberty Media Gp. A................................. 2,269    87,214
 Tellabs, Inc. ................................................   811    58,087
 Temple-Inland, Inc. ..........................................   255    13,738
 Tenet Healthcare Corp. ....................................... 1,357    42,406
 Tenneco, Inc. ................................................   763    29,041
 Texaco, Inc. ................................................. 2,416   144,205
 Texas Instruments, Inc. ...................................... 1,750   102,046
 Texas Utilities Co. .......................................... 1,105    45,995

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS (CONTINUED):
Common Stocks (Continued)
 Textron, Inc. ..............................................    739 $    52,977
 Thermo Electron Corp. ......................................    712      24,341
 Thomas & Betts Corp. .......................................    246      12,115
 Time Warner, Inc. ..........................................  2,638     225,384
 Times Mirror Co. Cl A.......................................    429      26,973
 Timken Co. .................................................    282       8,689
 TJX Cos., Inc. .............................................  1,464      35,319
 Torchmark Corp. ............................................    620      28,365
 Toys R Us, Inc. ............................................  1,278      30,112
 Transamerica Corp. .........................................    284      32,695
 Travelers Group, Inc. ......................................  5,141     311,673
 Tribune Co. ................................................    550      37,846
 Tricon Global Restaurants...................................    685      21,705
 TRW, Inc. ..................................................    552      30,153
 Tupperware Corp.............................................    274       7,706
 Tyco International Ltd......................................  2,604     164,052
 U.S. Bancorp................................................  3,291     141,513
 U.S. Surgical Corp. ........................................    329      15,010
 U.S. West...................................................  2,240     105,289
 Unicom Corp. ...............................................    969      33,975
 Unilever N.V................................................  2,868     226,392
 Union Camp Corp. ...........................................    311      15,433
 Union Carbide Corp. ........................................    608      32,452
 Union Pacific Corp. ........................................  1,107      48,846
 Union Pacific Resources Grp.................................  1,137      19,968
 Unisys Corp. ...............................................  1,083      30,594
 United Healthcare Corp. ....................................    861      54,673
 United Technologies Corp. ..................................  1,025      94,812
 Unocal Corp. ...............................................  1,078      38,538
 UNUM Corp. .................................................    625      34,687
 US Airways Group Inc. ......................................    452      35,821
 UST, Inc. ..................................................    824      22,248
 USX-Marathon Group..........................................  1,291      44,297
 USX-U.S. Steel Group, Inc. .................................    384      12,672
 V F Corp. ..................................................    529      27,243
 Venator Group, Inc. ........................................    605      11,570
 Viacom, Inc. ...............................................  1,581      92,093
 W.R. Grace & Co. ...........................................    333       5,681
 Wachovia Corp. .............................................    915      77,317
 Wal-Mart Stores, Inc. ...................................... 10,029     609,261
 Walgreen Co. ...............................................  2,206      91,135
 Warner-Lambert Co. .........................................  3,648     253,080
 Washington Mutual, Inc. ....................................  1,731      75,190
 Waste Management, Inc. .....................................  2,124      74,340
 Wells Fargo & Co. ..........................................    381     140,589
 Wendy's International, Inc. ................................    590      13,865
 Western Atlas, Inc. ........................................    242      20,539
 Westvaco Corp. .............................................    457      12,910
 Weyerhaeuser Co. ...........................................    894      41,291
 Whirlpool Corp. ............................................    334      22,962
 Willamette Industries, Inc. ................................    498      15,936
 Williams Cos., Inc. ........................................  1,893      63,888
 Winn-Dixie Stores, Inc. ....................................    667      34,142
 WorldCom, Inc. .............................................  4,609     223,248
 Worthington Industries, Inc. ...............................    433       6,522
 Wrigley (Wm.) Jr. Co. ......................................    521      51,058
 Xerox Corp. ................................................  1,457     148,067
                                                                     -----------
 Total Indexed Assets--Common Stocks (Cost: $23,765,122) 61.5%...... $39,987,173
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                             FACE
                                            RATE  MATURITY  AMOUNT     VALUE
                                            ----  -------- -------- -----------
INDEXED ASSETS (CONTINUED):
Short-Term Debt Securities:
U.S. Government (0.1%)
 U.S. Treasury Bill........................ 4.75%  8/6/98  $ 40,000 $    39,809
 U.S. Treasury Bill........................ 5.00  9/17/98    50,000      49,454
                                                                    -----------
                                                                         89,263
                                                                    -----------
Commercial Paper (2.6%)
 American Express Credit Corp.............. 5.57   7/6/98   487,000     486,623
 Cargill, Inc.............................. 6.10   7/1/98   465,000     465,000
 General Mills, Inc........................ 5.55   7/2/98   500,000     499,923
 OGE Energy Corp........................... 5.70   7/2/98   230,000     229,964
                                                                    -----------
                                                                      1,681,510
                                                                    -----------
Total Short-Term Debt Securities (Cost: $1,770,773) 2.7%..........    1,770,773
                                                                    -----------
Total Indexed Assets (Cost: $25,535,895) 64.2%....................  $41,757,946
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                              SHARES   VALUE
                                                              ------ ----------
ACTIVE ASSETS:
Common Stocks:
Basic Materials (0.8%)
 Cabot Corp. ................................................ 3,800  $  122,787
 Lone Star Technologies, Inc.*............................... 7,500     114,375
 Morton International, Inc. ................................. 3,900      97,500
 Oregon Steel Mills, Inc. ................................... 4,500      83,812
 Praxair, Inc. .............................................. 2,700     126,393
                                                                     ----------
                                                                        544,867
                                                                     ----------
Consumer, Cyclical (8.9%)
 American Greetings Corp. Cl A............................... 4,000     203,750
 Ashworth Inc.*.............................................. 2,400      33,300
 Atlantic Coast Airlines Hldg.*.............................. 7,400     222,000
 Bed Bath & Beyond, Inc.*.................................... 2,500     129,531
 Bergen Brunswig.............................................   700      32,462
 BJ's Wholesale Club, Inc. .................................. 1,800      73,125
 Borders Group, Inc.*........................................ 1,800      66,600
 Brylane, Inc.*.............................................. 2,500     115,000
 CKE Restaurants, Inc. ...................................... 2,810     115,912
 Callaway Golf Co. .......................................... 6,100     120,093
 Cec Entertainment, Inc.*.................................... 1,700      68,531
 Claire's Stores, Inc. ...................................... 4,000      82,000
 Clear Channel Communications*...............................   938     102,359
 Coach USA, Inc.*............................................ 2,790     127,293
 Continental Airlines, Inc. Cl. B*........................... 1,000      60,875
 Duane Reade, Inc.*.......................................... 1,700      51,000
 Earthgrains Co. ............................................ 2,400     134,100
 Elder-Berrman Stores Corp.*................................. 4,900     130,768
 Family Dollar Stores Inc. .................................. 5,400      99,900
 Family Golf Centers, Inc.*.................................. 2,850      72,140
 Finlay Enterprises, Inc.*................................... 8,000     193,000
 Flowers Industries, Inc. ................................... 1,400      28,612
 Gannett Co., Inc. .......................................... 2,400     170,550
 Golden Bear Golf, Inc.*..................................... 7,400      37,000
 Jacor Communications, Inc.*................................. 2,200     129,800
 Linens'n Things, Inc.*...................................... 3,500     106,968
 Masco Corp. ................................................ 3,000     181,500
 Michaels Stores, Inc.*...................................... 3,100     109,372
 Midwest Express Holdings, Inc.*............................. 1,700      61,518
 Nordstrom, Inc. ............................................ 2,700     208,575
 Outback Steakhouse, Inc.*................................... 3,100     120,900
 Outdoor Systems, Inc.*...................................... 8,775     245,700
 Premier Parks Inc.*......................................... 1,700     113,262
 Proffitt's, Inc.*........................................... 1,800      72,675
 Rent-Way Inc.*.............................................. 2,600      79,300
 Ryanair Holdings PLC ADR*................................... 5,700     203,062
 Ryder System, Inc. ......................................... 3,500     110,468
 Skywest, Inc. .............................................. 4,600     128,800
 St. John Knits, Inc. ....................................... 4,800     185,400
 Stage Stores, Inc.*......................................... 2,800     126,700
 Starwood Hotels & Resorts................................... 1,700      82,131
 Suiza Foods Corp. .......................................... 6,390     381,403
 Sunglass Hut Int'l Inc.*.................................... 5,300      58,631
 The Finish Line*............................................ 2,500      70,312
 Tiffany & Co. .............................................. 6,200     297,600
 United Stationers, Inc.*....................................   600      38,850
 Wendy's International, Inc. ................................ 5,700     133,950
 Westpoint Stevens Inc.*..................................... 2,400      79,200
                                                                     ----------
                                                                      5,795,978
                                                                     ----------
Consumer, Non-Cyclical (3.2%)
 American Home Products Corp. ............................... 3,400     175,950
 Biomet, Inc. ............................................... 2,400      79,350
 Bon-Ton Stores, Inc.*....................................... 5,600      89,950
 Elan Corp Plc -Spons ADR*................................... 1,000      64,312

                                                              SHARES   VALUE
                                                              ------ ----------
ACTIVE ASSETS (CONTINUED):
Consumer, Non-Cyclical (Continued)
 Food Lion, Inc. ............................................  3,300 $   35,062
 Forest Laboratories, Inc.*..................................  3,500    125,125
 Fort James Corp of Virginia.................................  2,300    102,350
 Fred Meyer, Inc.*...........................................  2,000     85,000
 I-STAT Corp.*...............................................  2,800     31,500
 IDEC Pharmaceuticals Corp.*.................................  1,100     25,918
 Keebler Foods Co.*..........................................  2,200     60,500
 Lilly (Eli) & Co. ..........................................  3,000    198,187
 Lincare Holdings, Inc.*.....................................  3,800    159,837
 Medimmune, Inc.*............................................  1,300     81,087
 Medquist, Inc.*.............................................  5,200    150,150
 Omnicare, Inc. .............................................  1,800     68,625
 Orthodontic Centers of America*.............................  5,400    113,062
 Phillip Morris Cos., Inc. ..................................  4,500    177,187
 Safeskin Corp.*.............................................  2,000     82,250
 US Foodservice*.............................................  2,600     91,162
 Whole Foods Market, Inc.*...................................  1,200     72,600
                                                                     ----------
                                                                      2,069,164
                                                                     ----------
Energy (2.6%)
 Elf Aquitaine--ADR..........................................  3,300    234,300
 Kerr-McGee Corp. ...........................................  2,100    121,537
 Marine Drilling Companies, Inc.*............................  8,000    128,000
 National-Oilwell Inc.*......................................  6,600    176,962
 Newpark Resources Inc.*..................................... 13,400    149,075
 Noble Drilling Corp.*.......................................  4,100     98,656
 Precision Drilling Corp.*...................................  8,300    162,887
 Schlumberger, Ltd. .........................................  1,800    122,962
 St. Mary Land & Exploration.................................  4,600    110,975
 Stolt Comex Seaway, S.A.*...................................  4,000     77,500
 Union Pacific Resources Grp.................................  7,500    131,718
 USX-Marathon Group..........................................  3,600    123,525
 Varco International, Inc.*..................................  2,200     43,587
                                                                     ----------
                                                                      1,681,684
                                                                     ----------
Financial (5.5%)
 Ahmanson (H.F.) & Co. ......................................  2,500    177,500
 American Int'l. Group, Inc. ................................  2,550    372,300
 Aon Corp. ..................................................  2,100    147,525
 Beneficial Corp. ...........................................  1,200    183,825
 Citicorp....................................................  3,200    477,600
 CMAC Investment Corp. ......................................  2,100    129,150
 Enhance Financial Svcs Group................................  1,800     60,750
 Finova Group, Inc. .........................................  1,000     56,625
 First Union Corp. ..........................................  4,000    233,000
 Fleet Financial Group, Inc. ................................  1,900    158,650
 Fremont General Corp. ......................................    500     27,093
 Horace Mann Educators Corp. ................................  4,400    151,800
 Indymac Mortgage Holdings Inc. .............................  4,200     95,550
 Loews Corp. ................................................  1,000     87,125
 National City Corp. ........................................  2,160    153,360
 NationsBank Corp. ..........................................  4,400    336,600
 Oriental Financial Group....................................  7,400    272,875
 Providian Financial Corp. ..................................  2,700    212,118
 U.S. Bancorp................................................  6,000    258,000
                                                                     ----------
                                                                      3,591,446
                                                                     ----------
Industrial (3.9%)
 American Disposal Serv., Inc.*..............................  1,600     75,000
 Applied Materials, Inc.*.................................... 10,400    306,800
 Borg-Warner Automotive, Inc. ...............................  4,200    201,862
 Burlington Northern Santa Fe................................  1,400    137,462
 Chart Industries, Inc. .....................................  3,300     78,787
 Cal Dive International, Inc. ...............................  4,200    115,762

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                              SHARES   VALUE
                                                              ------ ----------
ACTIVE ASSETS (CONTINUED):
Industrial (Continued)
 Checkfree Holdings Corp. ...................................  3,300 $   97,143
 Dura Automotive Systems, Inc.*..............................  1,500     48,187
 First Data Corp. ...........................................  5,000    166,562
 Foster Wheeler Corp. .......................................  2,900     62,168
 Hooper Holmes, Inc..........................................  3,300     69,300
 Kansas City Southern Inds...................................  1,600     79,400
 Keane, Inc.*................................................    780     43,680
 Knoll, Inc.*................................................  2,800     82,600
 Kuhlman Corp. ..............................................  4,700    185,943
 Pittway Corp. ..............................................    900     66,487
 QRS Corp.*..................................................  1,400     52,675
 Sherwin-Williams Co. .......................................  2,000     66,250
 Steven Myers & Assoc. Inc.*.................................  6,000    115,500
 Stolt Comex Seaway S.A. ADR*................................  2,000     35,000
 Tower Automotive, Inc.*.....................................  4,500    192,937
 USA Waste Services, Inc. ...................................  1,497     73,914
 VWR Scientific Products Corp.*..............................  2,500     61,562
 York International Corp. ...................................  3,100    135,043
                                                                     ----------
                                                                      2,550,024
                                                                     ----------
Technology (9.8%)
 3Com Corp.*................................................. 11,700    359,043
 Alza Corp.*.................................................  2,600    112,450
 Ascend Communications, Inc.*................................  1,600     79,300
 AT&T Corp. .................................................  2,200    125,675
 Atmel Corp.*................................................ 11,900    162,137
 Ballard Medical Products....................................  4,600     82,800
 Boeing Co. .................................................  2,400    106,950
 CBT Group Plc-Spon ADR*.....................................  2,900    155,150
 Ciena Corp.*................................................  4,400    306,350
 Cisco Systems, Inc.*........................................ 13,050  1,201,450
 Compaq Computer Corp. ...................................... 18,400    522,100
 Cytyc Corporation*..........................................  6,500    106,031

                                                              SHARES    VALUE
                                                              ------ -----------
ACTIVE ASSETS (CONTINUED):
Technology (Continued)
 Hewlett-Packard Co. ........................................ 1,200  $    71,850
 INCYTE Pharmaceuticals, Inc.*............................... 4,100      139,912
 Intel Corp. ................................................ 7,800      578,175
 Intl. Business Machines Corp. .............................. 1,800      206,662
 Intuit, Inc.*............................................... 1,500       91,875
 Linear Technology Corp. .................................... 4,500      271,406
 Maxim Integrated Products, Inc.*............................ 7,600      240,825
 N2K Inc.*................................................... 1,600       31,400
 Networks Associates, Inc.*.................................. 1,200       57,450
 Parametric Technology Co.*.................................. 9,800      265,825
 Raytheon Co. Cl A...........................................   108        6,223
 Raytheon Co. Cl B........................................... 3,800      224,675
 Saville Systems Spon ADR*................................... 2,300      115,287
 Technology Solutions Company*............................... 2,115       67,019
 Tellabs, Inc.*.............................................. 1,100       78,787
 Transaction Network Services*............................... 1,700       35,806
 Visual Networks, Inc.*...................................... 1,000       36,625
 Xerox Corp.*................................................ 2,350      238,818
 Xilinx, Inc.*............................................... 7,500      255,000
 Yahoo! Inc.*................................................   200       31,500
                                                                     -----------
                                                                       6,364,556
                                                                     -----------
Utilities (1.0%)
 Consolidated Natural Gas Co. ............................... 1,600       94,200
 Duke Energy Corp. .......................................... 1,500       88,875
 Entergy Corp. ..............................................   500       14,375
 MCI Communications Corp. ................................... 4,500      261,562
 SBC Communications, Inc. ................................... 4,200      168,000
                                                                     -----------
                                                                         627,012
                                                                     -----------
 Total Active Assets--Common Stocks (Cost: $18,888,882) 35.7%....... $23,224,731
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                             FACE
                                             RATE  MATURITY AMOUNT     VALUE
                                             ----  -------- ------- -----------
ACTIVE ASSETS (CONTINUED):
Short-Term Debt Securities:
U.S. Government (0.1%)
 U.S. Treasury Bill......................... 5.00%  9/10/98 $45,000 $    44,545
 U.S. Treasury Bill......................... 5.01  11/19/98  15,000      14,705
                                                                    -----------
Total Active Assets Short-Term Debt Securities
 (Cost: $59,250) 0.1%.............................................       59,250
                                                                    -----------
Total Active Securities
 (Cost: $18,948,132) 35.8%........................................   23,283,981
                                                                    -----------
Total Investments
 (Cost: $44,484,027) 100.0%.......................................  $65,041,927
                                                                    ===========

-------
  * Non-income producing security.

--------------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1998:

                                                    UNDERLYING FACE  UNREALIZED
                                    EXPIRATION DATE AMOUNT AT VALUE     GAIN
                                    --------------- ---------------- ----------
Purchased
 6 S&P 500 Stock Index Futures
  Contracts........................ September 1998     $1,714,500     $50,785
                                                       ==========     =======

  The face value of futures purchased and outstanding as percentage of total investment in securities: 2.6%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                             FACE
                                           RATE  MATURITY   AMOUNT     VALUE
                                           ----  -------- ---------- ----------
LONG-TERM DEBT SECURITIES:
U.S. Government (24.4%)
 U.S. Treasury Bond....................... 7.13%  2/15/23 $1,500,000 $1,774,455
 U.S. Treasury Note....................... 6.63   4/30/02    500,000    518,360
 U.S. Treasury Note....................... 6.50   5/15/05  3,250,000  3,430,277
                                                                     ----------
                                                                      5,723,092
                                                                     ----------
Agencies/Other Governments (33.0%)
 Federal Home Loan Bank................... 0.00    7/2/12  5,000,000  1,660,150
 Federal Home Loan Bank................... 0.00   8/18/17  5,000,000  1,118,750
 FHLMC.................................... 8.00   7/15/06    321,515    335,076
 FHLMC.................................... 6.50  10/15/06    400,000    402,500
 FHLMC.................................... 7.00   4/15/17    350,433    352,402
 FHLMC.................................... 7.50   5/15/18      8,943      8,923
 FHLMC.................................... 0.00   5/22/28  5,000,000    639,850
 FNMA..................................... 7.00  11/25/07  1,000,000  1,035,310
 FNMA..................................... 6.80   6/25/05    397,868    398,365
 FNMA..................................... 7.00  11/25/05    600,000    609,000
 FNMA..................................... 7.75  10/25/18    182,526    182,239
 Republic of Iceland...................... 6.13    2/1/04  1,000,000  1,008,710
                                                                     ----------
                                                                      7,751,275
                                                                     ----------
Basic Materials (1.2%)
 Georgia-Pacific (Timber Group)........... 8.63   4/30/25    250,000    276,797
                                                                     ----------
Consumer, Cyclical (5.2%)
 Fruit of the Loom, Inc. ................. 7.00   3/15/11    250,000    226,635
 Fruit of the Loom, Inc. ................. 7.38  11/15/23    250,000    226,280
 Polaroid Corp. .......................... 7.25   1/15/07    250,000    254,850
 Venator Group............................ 7.00  10/15/02    500,000    513,115
                                                                     ----------
                                                                      1,220,880
                                                                     ----------
Consumer, Non-Cyclical (2.1%)
 Bausch & Lomb, Inc. ..................... 6.75  12/15/04    500,000    505,165
                                                                     ----------
Financial (21.7%)
 Bear Stearns Cos., Inc. ................. 6.63   10/1/04  1,000,000  1,022,810
 Chase Manhattan Corp. ................... 6.88  12/12/12  1,000,000  1,008,890
 Executive Risk, Inc. .................... 7.13  12/15/07    500,000    511,965
 Harleysville Group Inc. ................. 6.75  11/15/03    250,000    255,635
 Morgan (J.P.) & Co., Inc. ............... 0.00   4/15/27  2,500,000    287,575
 Rank Group Financial..................... 6.75  11/30/04    500,000    506,425
 Rodamco NV............................... 7.30   5/15/05  1,000,000  1,060,920
 Standard Cr. Card Master Trust........... 6.70    9/7/02    200,000    201,374
 Triad Guaranty........................... 7.90   1/15/28    250,000    256,380
                                                                     ----------
                                                                      5,111,974
                                                                     ----------
Industrial (7.9%)
 Clark Equipment Co. ..................... 8.35   5/15/23    500,000    592,675
 Geon Co. ................................ 7.50  12/15/15    250,000    258,435
 Williams Cos., Inc. ..................... 6.50  11/15/02  1,000,000  1,009,454
                                                                     ----------
                                                                      1,860,564
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                             FACE
                                            RATE  MATURITY  AMOUNT     VALUE
                                            ----  -------- -------- -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
Utilities (2.2%)
 Utilicorp United, Inc. ................... 8.00%   3/1/23 $500,000 $   523,390
                                                                    -----------
Total Long-Term Debt Securities (Cost: $22,279,449) 97.7%.........   22,973,137
                                                                    -----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.3%)
 U.S. Treasury Bill........................ 4.90  10/15/98   60,000      59,104
                                                                    -----------
Agencies/Other Government (0.4%)
 FHLMC..................................... 5.56    9/1/98   95,000      94,039
                                                                    -----------
Commercial Paper (1.6%)
 Cargill, Inc.............................. 6.10    7/1/98  274,000     274,000
 Motorola, Inc............................. 5.52   7/14/98  110,000     109,780
                                                                    -----------
                                                                        383,780
                                                                    -----------
Total Short-Term Debt Securities
 (Cost: $537,022) 2.3%............................................      536,923
                                                                    -----------
Total Investments
 (Cost: $22,816,471) 100.0%.......................................  $23,510,060
                                                                    ===========

Abbreviations:FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1998 (UNAUDITED)

                                            DISCOUNT           FACE
                                   RATINGS*   RATE   MATURITY AMOUNT    VALUE
                                   -------- -------- -------- ------- ----------
SHORT-TERM DEBT SECURITIES:
U. S. Government (2.0%)
 U.S. Treasury Bill..............             5.00%  09/10/98 $15,000 $   14,850
 U.S. Treasury Bill..............             5.00   10/15/98  35,000     34,477
 U.S. Treasury Bill..............             5.05   11/05/98  30,000     29,459
                                                                      ----------
                                                                          78,786
                                                                      ----------
Agencies/Other Governments (3.3%)
 FHLMC...........................             5.40   07/29/98  75,000     74,684
 FNMA............................             5.40   08/24/98  57,000     56,533
                                                                      ----------
                                                                         131,217
                                                                      ----------
Commercial Paper (94.7%)
 Alabama Power Co................    A1/P1    5.51   07/28/98 140,000    139,420
 American Express Credit Corp. ..    A1/P1    5.50   07/14/98 160,000    159,680
 Associates Corp. ...............   A1+/P1    5.65   07/10/98 197,000    196,722
 Bear Stearns Co. ...............    A1/P1    5.53   07/20/98 141,000    140,588
 Bellsouth Telephone.............   A1+/P1    5.50   07/28/98 155,000    154,359
 British Telecommunications......   A1+/P1    5.49   07/21/98 101,000    100,691
 Carolina Power & Light..........    A1/P1    5.50   07/07/98 165,000    164,847
 Coca-Cola Co. ..................   A1+/P1    5.46   07/24/98 170,000    169,404
 Daimler Benz North Amer. Corp. .    A1/P1    5.53   08/18/98 154,000    152,863
 Disney (Walt) Enterprises Inc. .    A1/P1    5.42   07/13/98 158,000    157,713
 Du Pont (E.I.) De Nemours &
  Co. ...........................   A1+/P1    5.50   07/10/98 100,000     99,862
 Duke Power Co. .................   A1+/P1    5.50   07/30/98 155,000    154,312
 Florida Power Co. ..............   A1+/P1    5.51   07/23/98 133,000    132,551
 Ford Motor Credit Co. ..........    A1/P1    5.51   07/24/98 180,000    179,362
 General Electric Capital Corp. .   A1+/P1    5.52   07/06/98 173,000    172,866
 GTE Funding Inc. ...............    A1/P1    5.51   07/16/98 153,000    152,648
 International Lease Fin Corp. ..    A1/P1    6.05   07/01/98 197,000    197,000
 Merrill Lynch & Co. ............   A1+/P1    5.53   07/01/98 150,000    150,000
 Novartis Finance Corp. .........   A1+/P1    5.50   07/15/98 100,000     99,785
 Petrofina Delaware Inc. ........    A1/P1    5.50   08/14/98 132,000    131,110
 Toyota Credit de Puerto Rico....   A1+/P1    5.52   07/21/98 135,000    134,584
 Toys 'R' Us, Inc. ..............    A1/P1    5.50   08/04/98 180,000    179,061
 UBS Finance Delw., Inc. ........    A1/P1    5.51   08/04/98 190,000    189,007
 Wisconsin Electric Fuel.........   A1+/P1    5.49   07/07/98 160,000    159,852
 Xerox Credit Corp. .............    A1/P1    5.52   08/07/98 110,000    109,377
                                                                      ----------
                                                                       3,777,664
                                                                      ----------
Total Short-Term Debt Securities (Cost: $3,987,673) 100.0%..........  $3,987,667
                                                                      ==========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
         FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                                        MONEY
                                              ALL AMERICA    BOND       MARKET
                                                 FUND        FUND        FUND
                                              ----------- ----------- ----------
Assets:
Investments at market value (Notes 1 and 3)
  (Cost:
   All America Fund-- $44,484,027
   Bond Fund-- $22,816,471
   Money Market-- $3,987,673).................$65,041,927.$23,510,060 $3,987,667
Cash.........................................     268,733         674        745
Interest and dividends receivable............      58,251     235,317        --
Shareholders subscriptions receivable........      20,746         --       1,912
Receivable for securities sold...............     797,315         --         --
                                              ----------- ----------- ----------
Total Assets.................................  66,186,972  23,746,051  3,990,324
                                              ----------- ----------- ----------
Payable for securities purchased.............     456,360         --         --
Dividend payable to shareholders.............         618       4,077      8,538
Shareholders redemptions payable.............         --          --      30,000
Accrued expenses.............................         741         163         10
                                              ----------- ----------- ----------
Total Liabilities............................     457,719       4,240     38,548
                                              ----------- ----------- ----------
Net Assets................................... $65,729,253 $23,741,811 $3,951,776
                                              =========== =========== ==========
Shares Outstanding (Note 4)..................   4,560,891   2,258,050    389,302
                                              =========== =========== ==========
Net Asset Value Per Share.................... $     14.41 $     10.51 $    10.15
                                              =========== =========== ==========



   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30,1998 (UNAUDITED)

                                          ALL AMERICA     BOND     MONEY MARKET
                                             FUND         FUND         FUND
                                          -----------  ----------  ------------
Investment Income (Note 1):
  Dividends.............................  $   370,192  $      --     $    --
  Interest..............................       35,432     755,642     111,191
                                          -----------  ----------    --------
Total Investment Income.................      405,624     755,642     111,191
                                          -----------  ----------    --------
Expenses (Note 2):
  Investment management fees............      153,243      50,563       3,820
  Directors' (independent) fees and ex-
   penses...............................       10,931      10,931      10,930
  Custodian expenses....................       21,362       2,161       8,920
  Accounting expenses...................       15,000      15,000      11,000
  Transfer agent fees...................        8,306       6,071       9,353
  Registration fees and expenses........       19,484      13,636      15,090
  Audit.................................        6,400       3,470       2,130
  Printing..............................       19,250       6,875       1,375
  Other.................................        6,497         532         133
                                          -----------  ----------    --------
Total Expenses before reimbursement.....      260,473     109,239      62,751
Expense reimbursement...................       (2,987)    (29,699)    (54,801)
                                          -----------  ----------    --------
Net Expenses............................      257,486      79,540       7,950
                                          -----------  ----------    --------
Net Investment Income...................      148,138     676,102     103,241
                                          -----------  ----------    --------
Net Realized and Unrealized Gain (Loss)
 on Investments (Note 1):
Net realized gain (loss) on investments:
  Net proceeds from sale................   10,672,004   3,932,937         --
  Cost of securities sold...............    9,043,051   3,780,144         --
                                          -----------  ----------    --------
Net realized gain (loss)................    1,628,953     152,793         --
Realized gain (loss) on short-term secu-
 rities.................................          (22)        (80)       (132)
                                          -----------  ----------    --------
Net realized gain (loss) on investments.    1,628,931     152,713        (132)
Net unrealized appreciation (deprecia-
 tion) of investments...................    6,294,071      57,584          (6)
                                          -----------  ----------    --------
Net Realized and Unrealized Gain (Loss)
 on Investments.........................    7,923,002     210,297        (138)
                                          -----------  ----------    --------
Net Increase in Net Assets Resulting
 from Operations........................  $ 8,071,140  $  886,399    $103,103
                                          ===========  ==========    ========


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                ALL AMERICA FUND                BOND FUND                  MONEY MARKET FUND
                          ----------------------------  --------------------------  -------------------------------
                                                                                                   FOR THE PERIOD
                                                                                                     MAY 1, 1997
                           FOR THE SIX   FOR THE YEAR    FOR THE SIX  FOR THE YEAR   FOR THE SIX    (COMMENCEMENT
                          MONTHS ENDED      ENDED       MONTHS ENDED     ENDED      MONTHS ENDED  OF OPERATIONS) TO
                          JUNE 30, 1998  DECEMBER 31,   JUNE 30, 1998 DECEMBER 31,  JUNE 30, 1998   DECEMBER 31,
                           (UNAUDITED)       1997        (UNAUDITED)      1997       (UNAUDITED)        1997
                          ------------- --------------  ------------- ------------  ------------- -----------------
From Operations:
 Net investment income..   $   148,138  $      344,286   $   676,102  $ 1,196,626    $  103,241      $  102,944
 Net realized gain
  (loss) on investments.     1,628,931       5,255,923       152,713      224,653          (132)            (43)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     6,294,071       8,744,059        57,584      373,683            (6)            --
                           -----------  --------------   -----------  -----------    ----------      ----------
 Net Increase (Decrease)
  in Net Assets
  Resulting From
  Operations............     8,071,140      14,344,268       886,399    1,794,962       103,103         102,901
                           -----------  --------------   -----------  -----------    ----------      ----------
Dividend Distributions
 (Note 5):
 From net investment
  income................      (135,502)       (342,956)     (668,138)  (1,195,133)     (102,152)       (102,362)
 From capital gains.....           --       (4,524,483)          --       (25,567)          --              --
                           -----------  --------------   -----------  -----------    ----------      ----------
 Total Distributions....      (135,502)     (4,867,439)     (668,138)  (1,220,700)     (102,152)       (102,362)
                           -----------  --------------   -----------  -----------    ----------      ----------
Capital Share
 Transactions (Note 4):
 Net Proceeds from sale
  of shares.............     1,040,963       2,120,648       712,500    1,388,091     1,919,025       7,907,064
 Dividend reinvestments.       134,884       4,852,995       664,061    1,219,471        93,614         100,093
 Cost of shares
  redeemed..............       (55,395)    (15,290,000)          --    (2,051,357)   (5,573,510)       (496,000)
                           -----------  --------------   -----------  -----------    ----------      ----------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     1,120,452      (8,316,357)    1,376,561      556,205    (3,560,871)      7,511,157
                           -----------  --------------   -----------  -----------    ----------      ----------
Net Increase (Decrease)
 in Net Assets..........     9,056,090       1,160,472     1,594,822    1,130,467    (3,559,920)      7,511,696
Net Assets, Beginning of
 Period/Year............    56,673,163      55,512,691    22,146,989   21,016,522     7,511,696             --
                           -----------  --------------   -----------  -----------    ----------      ----------
Net Assets, End of
 Period/Year............   $65,729,253  $   56,673,163   $23,741,811  $22,146,989    $3,951,776      $7,511,696
                           ===========  ==============   ===========  ===========    ==========      ==========
Components of Net
 Assets:
 Paid-in capital........   $43,241,968  $42,121,516.00   $22,690,731  $21,314,170    $3,950,286      $7,511,157
 Accumulated
  undistributed net
  investment income.....        16,968           4,332        14,459        6,495         1,671             582
 Accumulated
  undistributed net
  realized gain(loss) on
  investments...........     1,912,417         283,486       343,032      190,319          (175)            (43)
 Unrealized appreciation
  (depreciation) of
  investments               20,557,900      14,263,829       693,589      636,005           (6)             --
                           -----------  --------------   -----------  -----------    ----------      ----------
Net Assets, End of
 Period/Year............   $65,729,253  $   56,673,163   $23,741,811  $22,146,989    $3,951,776      $7,511,696
                           ===========  ==============   ===========  ===========    ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                               ALL AMERICA FUND                          BOND FUND                  MONEY MARKET FUND
                     ------------------------------------- ------------------------------------- ------------------------
                     SIX MONTHS                            SIX MONTHS                            SIX MONTHS
                        ENDED                                 ENDED                                 ENDED
                      JUNE 30,   YEAR  ENDED   YEAR ENDED   JUNE 30,   YEAR  ENDED   YEAR ENDED   JUNE 30,    YEAR ENDED
                        1998     DECEMBER 31, DECEMBER 31,    1998     DECEMBER 31, DECEMBER 31,    1998     DECEMBER 31,
                     (UNAUDITED)     1997       1996(F)    (UNAUDITED)     1997       1996(F)    (UNAUDITED)   1997 (E)
                     ----------- ------------ ------------ ----------- ------------ ------------ ----------- ------------
Net Asset Value,
 Beginning of
 Period............    $12.65       $10.98       $10.00      $10.41       $10.13       $10.01      $10.15       $10.00
                       ------       ------       ------      ------       ------       ------      ------       ------
Income from
 investment
 operations:
 Net investment
  income...........      0.03         0.08         0.06        0.30         0.59         0.38        0.27         0.35
 Net gains or
  losses on
  securities
  (realized and
  unrealized)......      1.76         2.77         0.98        0.10         0.29         0.12         --           --
                       ------       ------       ------      ------       ------       ------      ------       ------
Total from
 Investment
 Operations........      1.79         2.85         1.04        0.40         0.88         0.50        0.27         0.35
                       ------       ------       ------      ------       ------       ------      ------       ------
Less dividend
 distributions:
 From net
  investment
  income...........     (0.03)       (0.08)       (0.06)      (0.30)       (0.59)       (0.38)      (0.27)       (0.20)
 From capital
  gains............       --         (1.10)         --          --         (0.01)         --          --           --
                       ------       ------       ------      ------       ------       ------      ------       ------
Total
 Distributions.....     (0.03)       (1.18)       (0.06)      (0.30)       (0.60)       (0.38)      (0.27)       (0.20)
                       ------       ------       ------      ------       ------       ------      ------       ------
Net Asset Value,
 End of Period.....    $14.41       $12.65       $10.98      $10.51       $10.41       $10.13      $10.15       $10.15
                       ======       ======       ======      ======       ======       ======      ======       ======
Total return (%)
 (b)...............      14.2         26.0         10.4         3.9          8.9          5.0         2.7          3.5
Net assets, end of
 period
 ($ millions)......      65.7         56.7         55.5        23.7         22.1         21.0         4.0          7.5
Ratio of net
 investment income
 to average net
 assets (%) (a)....      0.48         0.59         0.95        5.95         5.69         5.63        5.28         5.17
Ratio of expenses
 to average net
 assets (%) (a)....      0.85         0.84         0.87        0.97         1.00         0.90        3.21         2.47
Ratio of expenses
 to average net
 assets after
 expense
 reimbursement (%)
 (Note 2) (a)......      0.85         0.81         0.85        0.70         0.70         0.70        0.40         0.40
Portfolio turnover
 rate (%) (c)......     17.47        35.96         9.33       17.77        56.18        17.85         N/A          N/A
Average commission
 rate
 paid ($) (d)......    0.0593        .0585(g)     .0483         N/A          N/A          N/A         N/A          N/A

-------
(a) Annualized.
(b)Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c)Portfolio turnover rate excludes all short-term securities.
(d)Average commission rate paid per share of stock.
(e)Commenced operations May 1, 1997.
(f)Commenced operations May 1, 1996.
(g)Restated.
N/A = Not Applicable.


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT POLICIES AND ORGANIZATION

  Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing three series of common stock representing shares of the All America Fund, Bond Fund, and Money Market Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

  The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

  The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997.

  Security Valuation--Investment securities are valued as follows:

    Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market (OTC), the security is valued at the last sale price, or if no sale, at the latest bid price available.

    Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

  Security Transactions--Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

  Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

  The All America Fund purchases stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 4% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market"on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of the fund's exposure to off-balance sheet risk.

  Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

  Organizational expenses of the Investment Company were borne by its sponsor, Mutual of America Capital Management Corporation, the Investment Company's Adviser.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) (CONTINUED)

  The Investment Company has entered into an Investment Advisory Agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee calculated as a daily charge, at the annual rate of .50% of the value of the net assets for the All America Fund, .45% of the value of the net assets for the Bond Fund, and .20% of the value of the net assets for the Money Market Fund.

  Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisors responsible for providing management services for a portion of the fund's assets. The Adviser is responsible for compensation payable under such Sub-Advisory Agreements.

  The Adviser voluntarily limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management expenses and extraordinary expenses to an annual rate of .35% of the value of the net assets of the All America Fund,
 .25% of the net assets of the Bond Fund, and .20% of the net assets of the Money Market Fund. Accrual of these other operating expenses at their respective specified annual rates is calculated as a daily charge. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

  The rate established for the All America Fund was reduced to .30% in early August, 1997 and was further reduced to .20% on October 1, 1997 so as to maintain as close a relationship as possible between the established rate (charged daily) and the fund's actual expenses, but not to exceed the respective rates under the Adviser's existing expense limitation agreement. In January, 1998 this charge was adjusted to .35% in recognition of the fund's actual expenses.

  The Adviser's voluntary agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to an annual rate of .85% of the net assets of the All America Fund,
 .70% of the net assets of the Bond Fund, and .40% of the net assets of the Money Market Fund may be discontinued at any time.

  The Investment Company has entered into an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds, effective January 2, 1997. Previous thereto, such services were provided by an unaffiliated entity. The compensation paid by the funds for these services prior to and subsequent to January 2, 1997 is subject to the voluntary expense reimbursement of the Adviser.

  A sub-advisor placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $7,609.15 or 31% of the fund's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, for the six months ended June 30, 1998 was as follows:

                                                        ALL AMERICA    BOND
                                                           FUND        FUND
                                                        ----------- ----------
    Cost of investment purchases....................... $10,914,576 $4,297,805
                                                        =========== ==========
    Proceeds from sales of investments................. $10,514,178 $      --
                                                        =========== ==========
    The cost of investment purchases and proceeds from
     sales of U.S. Government (excluding short-term)
     securities was as follows:
      Cost of investment purchases..................... $       --  $  627,050
                                                        =========== ==========
      Proceeds from sales of investments............... $       --  $3,932,937
                                                        =========== ==========

  For the Money Market Fund, the cost of short-term securities purchases was $26,643,736. Net proceeds from sales and redemptions was $30,199,989.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) (CONTINUED)

  At June 30, 1998 the net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                            ALL AMERICA    BOND     MONEY MARKET
                                               FUND        FUND         FUND
                                            ----------- ----------- ------------
    Unrealized appreciation...............  $22,685,587 $   718,290  $      --
    Unrealized depreciation...............    2,127,687      24,513           6
                                            ----------- -----------  ----------
    Net unrealized appreciation (deprecia-
     tion)................................  $20,557,900 $   693,589          (6)
                                            =========== ===========  ==========
    Aggregate cost of investments for Fed-
     eral Income tax purposes.............  $44,484,027 $22,816,471  $3,987,673
                                            =========== ===========  ==========

4. CAPITAL SHARE ACTIVITY AND OWNERSHIP

  At June 30, 1998 one billion shares of $.01 par value common stock have been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund and 15 million shares each to the Bond and Money Market Funds.

  Transactions in shares during the six months ending June 30, 1998 were as follows:

                                                ALL AMERICA  BOND   MONEY MARKET
                                                   FUND      FUND       FUND
                                                ----------- ------- ------------
Shares issued..................................   74,337     67,482    186,015
Shares issued as reinvestment of dividends.....    9,359     63,158      9,222
Shares redeemed................................   (3,914)       --    (546,159)
                                                  ------    -------   --------
Net increase (decrease)........................   79,782    130,640   (350,922)
                                                  ======    =======   ========

  As at June 30, 1998, Mutual Of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

             All America Fund............................ 94.7%
             Bond Fund................................... 95.3%
             Money Market Fund........................... 34.6%

5. DIVIDENDS

  On June 30, 1998, dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 29, 1998. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund as follows:

                                              ALL AMERICA   BOND    MONEY MARKET
                                                 FUND       FUND        FUND
                                              ----------- --------- ------------
    Distributions from:
      Net investment income..................  $ 135,502  $ 668,138  $ 102,152
      Net realized capital gains.............        --         --         --
                                               ---------  ---------  ---------
    Total dividend distributions.............  $ 135,502  $ 668,138  $ 102,152
                                               =========  =========  =========
    Dividend amounts per share...............  $ .029780  $ .304406  $ .266822
                                               =========  =========  =========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.





            Distributed by Mutual of America Securities Corporation
              320 Park Avenue New York, NY 10022-6839 800 914-8716